Schedule of property and equipment (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
Office equipment	$ 18,647	$ 11,747
Less: accumulated depreciation	(4,916)	(2,453)
Total	$ 13,731	$ 9,294